Investment in associates (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Investment in associates	$ 109,271,693	$ 74,823,730
ECOGAS Group [Member]
IfrsStatementLineItems [Line Items]
Investment in associates	87,254,971	72,844,317
3C Lithium Pte. Ltd [Member]
IfrsStatementLineItems [Line Items]
Investment in associates	21,041,895
Transportadora de Gas del Mercosur S.A. [Member]
IfrsStatementLineItems [Line Items]
Investment in associates	$ 974,827	$ 1,979,413